Supplemental Guarantor Financial Information (Condensed Consolidated Statement Of Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income attributable to AerCap Holdings N.V.	$ 292,410,000		$ 163,655,000		$ 172,224,000		$ 208,000,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	4,975,000	[1]	(1,360,000)	[1]	(13,518,000)	[1]	5,000,000
Net change in pension obligations (Note 17), net of tax	(464,000)	[2]	(4,528,000)	[2]
Total other comprehensive income:	4,511,000		(5,888,000)		(13,518,000)		5,000,000
Total comprehensive income	296,921,000		157,767,000		158,706,000		213,000,000
AerCap Holdings N.V. [Member]
Net income attributable to AerCap Holdings N.V.	292,000,000		164,000,000		172,000,000		208,000,000
Other comprehensive income:
Share of other comprehensive income (loss) from subsidiaries	5,000,000		(6,000,000)		(14,000,000)		5,000,000
Total comprehensive income	297,000,000		158,000,000		158,000,000		213,000,000
AerCap Aviation Solutions B.V [Member]
Net income attributable to AerCap Holdings N.V.	(12,000,000)		(5,000,000)
Other comprehensive income:
Total comprehensive income	(12,000,000)		(5,000,000)
AerCap Ireland [Member]
Net income attributable to AerCap Holdings N.V.	140,000,000		(49,000,000)		102,000,000		128,000,000
Other comprehensive income:
Net change in pension obligations (Note 17), net of tax			(3,000,000)
Total other comprehensive income:			(3,000,000)
Share of other comprehensive income (loss) from subsidiaries	5,000,000		(3,000,000)		(14,000,000)		5,000,000
Total comprehensive income	145,000,000		(55,000,000)		88,000,000		133,000,000
Non-Guarantors [Member]
Net income attributable to AerCap Holdings N.V.	315,000,000		174,000,000		193,000,000		217,000,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	5,000,000		(1,000,000)		(14,000,000)		5,000,000
Net change in pension obligations (Note 17), net of tax			(2,000,000)
Total other comprehensive income:	5,000,000		(3,000,000)		(14,000,000)		5,000,000
Total comprehensive income	320,000,000		171,000,000		179,000,000		222,000,000
Eliminations [Member]
Net income attributable to AerCap Holdings N.V.	(443,000,000)		(120,000,000)		(295,000,000)		(345,000,000)
Other comprehensive income:
Share of other comprehensive income (loss) from subsidiaries	(10,000,000)		9,000,000		28,000,000		(10,000,000)
Total comprehensive income	$ (453,000,000)		$ (111,000,000)		$ (267,000,000)		$ (355,000,000)

[1]	In 2011, 2012 and 2013 we entered into interest rate swaps for which we achieved cash flow hedge accounting treatment. During these years no amounts were reclassified from accumulated other comprehensive (loss) income to the income statement.
[2]	We recognize the actuarial gains or losses that arise during the period as a component of other comprehensive (loss) income.